Operating Expenses and Commissions - (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses incurred (insurance and non-insurance):
Employee expenses	$ 6,927	$ 6,629
Premises and equipment	198	197
Capital asset depreciation	266	262
Service fees	1,311	1,350
Amortization and impairment of intangible assets and goodwill	508	678
Other expenses	3,612	2,944
Total operating expenses incurred (insurance and non-insurance)	12,822	12,060
Total commissions incurred (insurance and non-insurance)	3,667	3,257
Total operating expenses and commissions incurred (insurance and non-insurance)	16,489	15,317
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	7,462	6,551
Total operating expenses and commissions	9,027	8,766
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	6,384	5,977
Share-based payments	498	610
Other personnel costs	45	42
Total employee expenses	6,927	6,629
Insurance
Operating expenses incurred (insurance and non-insurance):
Total commissions incurred (insurance and non-insurance)	2,597	2,243
Non-insurance
Operating expenses incurred (insurance and non-insurance):
Total commissions incurred (insurance and non-insurance)	$ 1,070	$ 1,014